Quarterly Report
May 31, 2025
MFS®  Value Fund
EIF-Q3

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 9.6%
Boeing Co. (a)	6,631,856	$1,374,916,386
General Dynamics Corp.	3,795,665	1,057,054,746
Honeywell International, Inc.	4,158,235	942,547,127
Northrop Grumman Corp.	1,319,518	639,662,741
RTX Corp.	9,493,689	1,295,698,675
		$5,309,879,675
Alcoholic Beverages – 0.6%
Diageo PLC	13,179,391	$358,163,612
Brokerage & Asset Managers – 6.8%
Blackrock, Inc.	700,147	$686,067,044
Citigroup, Inc.	11,420,593	860,199,065
KKR & Co., Inc.	7,915,509	961,417,723
LPL Financial Holdings, Inc.	530,233	205,285,008
NASDAQ, Inc.	12,479,108	1,042,504,682
		$3,755,473,522
Business Services – 2.8%
Accenture PLC, “A”	2,975,581	$942,723,573
Equifax, Inc.	2,225,844	588,045,726
		$1,530,769,299
Computer Software - Systems – 0.3%
CDW Corp.	871,340	$157,154,882
Construction – 1.4%
CRH PLC	3,738,160	$340,770,666
Otis Worldwide Corp.	1,846,197	176,034,884
Sherwin-Williams Co.	718,504	257,806,420
		$774,611,970
Consumer Products – 2.4%
Kenvue, Inc.	23,281,217	$555,722,650
Kimberly-Clark Corp.	2,921,977	420,063,413
Reckitt Benckiser Group PLC	5,223,442	354,142,158
		$1,329,928,221
Electrical Equipment – 0.4%
W.W. Grainger, Inc.	204,671	$222,591,993
Electronics – 5.6%
Analog Devices, Inc.	4,727,836	$1,011,662,347
KLA Corp.	870,661	658,985,898
NXP Semiconductors N.V.	3,437,619	657,032,120
Texas Instruments, Inc.	4,286,404	783,768,971
		$3,111,449,336
Energy - Independent – 2.5%
ConocoPhillips	11,413,858	$974,172,781
EOG Resources, Inc.	3,633,346	394,472,375
		$1,368,645,156

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 3.1%
Chevron Corp.	5,025,222	$686,947,847
Exxon Mobil Corp.	9,991,290	1,022,108,967
		$1,709,056,814
Food & Beverages – 3.6%
Mondelez International, Inc.	9,161,619	$618,317,666
Nestle S.A.	7,452,569	794,155,895
PepsiCo, Inc.	4,453,254	585,380,238
		$1,997,853,799
Gaming & Lodging – 1.3%
Marriott International, Inc., “A”	2,826,912	$745,824,193
Health Maintenance Organizations – 4.4%
Cigna Group	5,609,486	$1,776,187,647
Elevance Health, Inc.	1,699,860	652,474,263
		$2,428,661,910
Insurance – 12.8%
Aon PLC	2,942,722	$1,094,928,002
Chubb Ltd.	3,401,348	1,010,880,625
Marsh & McLennan Cos., Inc.	5,963,156	1,393,351,031
Progressive Corp.	8,870,933	2,527,594,940
Travelers Cos., Inc.	3,906,140	1,076,922,798
		$7,103,677,396
Machinery & Tools – 3.6%
Eaton Corp. PLC	1,796,581	$575,265,236
Illinois Tool Works, Inc.	2,451,444	600,799,895
PACCAR, Inc.	6,613,296	620,657,830
Trane Technologies PLC	416,993	179,419,578
		$1,976,142,539
Major Banks – 8.7%
JPMorgan Chase & Co.	9,168,141	$2,420,389,224
Morgan Stanley	8,810,445	1,128,001,274
PNC Financial Services Group, Inc.	5,148,920	894,933,785
Wells Fargo & Co.	5,143,235	384,611,113
		$4,827,935,396
Medical & Health Technology & Services – 3.1%
McKesson Corp.	2,382,719	$1,714,390,148
Medical Equipment – 1.5%
Abbott Laboratories	6,381,453	$852,434,492
Other Banks & Diversified Financials – 2.3%
American Express Co.	4,370,262	$1,285,075,541
Pharmaceuticals – 5.6%
AbbVie, Inc.	4,269,366	$794,571,706
Johnson & Johnson	7,603,589	1,180,153,049
Merck & Co., Inc.	5,319,743	408,769,052
Pfizer, Inc.	30,565,748	717,989,421
		$3,101,483,228

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 2.2%
Canadian National Railway Co.	2,361,395	$247,804,791
Union Pacific Corp.	4,306,528	954,584,997
		$1,202,389,788
Real Estate - Storage – 2.0%
Prologis, Inc., REIT	8,577,521	$931,518,780
Public Storage, Inc., REIT	610,375	188,245,754
		$1,119,764,534
Specialty Chemicals – 1.0%
Corteva, Inc.	3,685,505	$260,933,754
DuPont de Nemours, Inc.	4,249,608	283,873,814
		$544,807,568
Specialty Stores – 2.5%
Lowe's Cos., Inc.	4,599,667	$1,038,282,832
Target Corp.	3,503,339	329,348,899
		$1,367,631,731
Utilities - Electric Power – 9.4%
American Electric Power Co., Inc.	2,455,364	$254,105,620
Dominion Energy, Inc.	17,632,309	999,222,951
Duke Energy Corp.	9,752,398	1,148,052,293
Exelon Corp.	9,766,427	427,964,831
PG&E Corp.	43,006,703	725,953,147
Southern Co.	11,581,732	1,042,355,880
Xcel Energy, Inc.	8,867,842	621,635,724
		$5,219,290,446
Total Common Stocks		$55,115,087,189
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.35% (v)	348,730,569	$348,730,569

Other Assets, Less Liabilities – (0.1)%		(42,535,827)
Net Assets – 100.0%		$55,421,281,931
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $348,730,569 and $55,115,087,189, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$55,115,087,189	$—	$—	$55,115,087,189
Investment Companies	348,730,569	—	—	348,730,569
Total	$55,463,817,758	$—	$—	$55,463,817,758
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$322,981,467	$5,339,126,672	$5,313,331,418	$(30,653)	$(15,499)	$348,730,569
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,354,725	$—